Debt and Other Obligations - Schedule of Debt Arrangements (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current
Other short-term debt and obligations	$ 53,017	$ 34,343
Current portion of long term debt and other financial liabilities	59,693	41,020
Non-current
Long-term debt, net	638,300	643,748
Total	697,993	684,768
Term Loan Facility | Term Loan
Current
Term loan	8,121	8,149
Deferred debt issuance costs - term loan	(1,445)	(1,472)
Non-current
Term loan	643,812	650,014
Deferred debt issuance costs - term loan	$ (5,512)	$ (6,266)